Warrant liability	6 Months Ended
Jun. 30, 2021
Warrant Liability [Abstract]
Warrant liability
9.	Warrant liability

As part of the consideration for the private placement completed on November 3, 2020 where SALP and another investor participated equally, and a subsequent amendment to this private placement agreement on November 25, 2020, the Company issued a total of 7,894,734 warrants that expire on November 3, 2025. Both of these issuances combined are referred to as the November 2020 warrants. Each warrant can be exercised to acquire one common share at an exercise price initially set at US$5.50 and that can be reduced if equity financings are completed at a lower price before its expiry. The November 2020 warrants do not meet the definition of an equity instrument since the exercise price is denominated in US$ which is different than the functional currency of Liminal which is the CA$. Consequently, they are accounted for as a financial instrument, presented as a warrant liability in the consolidated statement of financial position and carried at fair value through profit or loss.

The fair value of the November 2020 warrants was $10,084 and $11,640 at June 30, 2021 and December 31, 2020 respectively. The fair value for the November 2020 warrants held by SALP was $5,042 and $5,820 on those same dates. A gain of $1,402 and $1,556, resulting from the change in fair value of the November 2020 warrants during the quarter ended June 30, 2021 and the 6 months ended June 30, 2021, respectively was recognized in the consolidated statement of operations.

The fair value of the November 2020 warrants on the various dates discussed above was calculated using a Black-Scholes option pricing model in a Monte Carlo simulation in order to evaluate the downward adjustment mechanism to the exercise price. The assumptions used at the different valuation dates are provided in the table below:

	June 30,	December 31,
	2021	2020
Underlying common share fair value (in US$)	$3.89	$4.20
Remaining life until expiry	4.3	4.8
Volatility	51.0%	49.0%
Risk-free interest rate	0.75%	0.34%
Expected dividend rate	—	—
Fair value of a warrant calculated using a Black-Sholes pricing model (in US$)	$1.22	$1.41
Fair value of exercise price adjustment mechanism (in US$)	$0.21	$0.22
Illiquidity discount	28.0%	29.0%
Fair value of a warrant (in US$)	$1.03	$1.16
Fair value of a warrant (in CA$)	$1.28	$1.47